Consolidated Statements of Mezzanine Equity and Stockholders' Deficit - USD ($)	Forge Nano, Inc. Common Stock	Forge Nano, Inc. Additional Paid-In Capital	Forge Nano, Inc. Accumulated Deficit	Forge Nano, Inc.	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Preferred stock, Beginning balance (in shares) at Dec. 31, 2023				1,594,215
Temporary equity, Additional Paid In Capital, Beginning balance at Dec. 31, 2023				$ 82,150,000
Temporary equity
Issuance of preferred stock				$ 6,290,000
Issuance of preferred stock (in shares)				82,313
Warrants exercised				$ 918,000
Series C preferred stock issuance costs				(1,011,000)
Preferred stock, Ending balance at Dec. 31, 2024
Preferred stock, Ending balance (in shares) at Dec. 31, 2024				1,676,528
Temporary equity, Additional Paid In Capital, Ending balance at Dec. 31, 2024				$ 88,347,000
Balance at Dec. 31, 2023		$ 7,254,000	$ (58,930,000)	(51,676,000)
Beginning balance (in shares) at Dec. 31, 2023	1,617,673
Stockholder's equity
Stock-based compensation expense		620,000		620,000
Issuance of common stock - board of directors compensation		400,000		400,000
Issuance of common stock - board of directors compensation (in shares)	10,600
Warrants exercised		234,000		$ 234,000
Warrants exercised (in shares)	14,808
Options exercised (in shares)				14,808
Net Loss			(26,984,000)	$ (26,984,000)
Balance at Dec. 31, 2024		8,508,000	(85,914,000)	$ (77,406,000)
Ending balance (in shares) at Dec. 31, 2024	1,643,081			1,643,081
Preferred stock, Ending balance at Dec. 31, 2024
Preferred stock, Ending balance (in shares) at Dec. 31, 2024				1,676,528
Temporary equity, Additional Paid In Capital, Ending balance at Dec. 31, 2024				$ 88,347,000
Balance at Dec. 31, 2024		8,508,000	(85,914,000)	$ (77,406,000)
Ending balance (in shares) at Dec. 31, 2024	1,643,081			1,643,081
Temporary equity
Issuance of preferred stock				$ 45,131,000
Issuance of preferred stock (in shares)				229,006
Issuance of Series D preferred stock resulting from debt conversion				$ 3,905,000
Issuance of Series D preferred stock resulting from debt conversion (in shares)				19,814
Series C preferred stock issuance costs				$ (845,000)
Preferred stock, Ending balance at Dec. 31, 2025
Preferred stock, Ending balance (in shares) at Dec. 31, 2025				1,925,348
Temporary equity, Additional Paid In Capital, Ending balance at Dec. 31, 2025				$ 136,538,000
Stockholder's equity
Stock-based compensation expense		851,000		851,000
Issuance of common stock - board of directors compensation		572,000		572,000
Issuance of common stock - board of directors compensation (in shares)	5,300
Options exercised		3,000		$ 3,000
Options exercised (in shares)	460			460
Net Loss			(43,174,000)	$ (43,174,000)
Balance at Dec. 31, 2025		9,934,000	(129,088,000)	$ (119,154,000)		$ 10	$ (659)	$ (659)
Ending balance (in shares) at Dec. 31, 2025	1,648,841			1,648,841				100
Preferred stock, Ending balance at Dec. 31, 2025
Preferred stock, Ending balance (in shares) at Dec. 31, 2025				1,925,348
Temporary equity, Additional Paid In Capital, Ending balance at Dec. 31, 2025				$ 136,538,000
Balance at Dec. 03, 2025					$ 0	0	0	$ 0
Stockholder's equity
Net Loss							(659)	(659)
Balance at Dec. 31, 2025		$ 9,934,000	$ (129,088,000)	$ (119,154,000)		$ 10	$ (659)	$ (659)
Ending balance (in shares) at Dec. 31, 2025	1,648,841			1,648,841				100
Stockholder's equity
Stockholders' deficit				$ (119,154,000)